Principal Accounting Policies - Additional Information (Details)				1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 01, 2019	Sep. 18, 2018 $ / shares shares	Jan. 03, 2018 $ / shares	Apr. 30, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jan. 31, 2018 $ / shares shares	Jun. 30, 2019	Dec. 31, 2019 CNY (¥) Segment shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	May 28, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Accounting Policies [Line Items]
Exchange rates used for translation								6.9762		6.8632			6.9762
Convenience translation, noon buying rate of US$ using RMB								6.9618					6.9618
Convertible loan								¥ 1,218,905,676					$ 175,084,845
Restricted cash								27,871,552					4,003,498
Interest income								48,440,468	$ 6,958,038	¥ 27,087,009		¥ 673,858
Investment income								6,327,104	908,832	4,214,607		700,000
Carrying value of equity securities without readily determinable fair values								¥ 10,000,000						¥ 3,000,000
Fair value changes of investments | $									$ 0		$ 0
Intangible assets, estimated useful lives								10 years	10 years
Impairment of intangible assets								¥ 0		0
Goodwill Impairment | $									$ 0		$ 0
Change in goodwill | $									$ 0
Percentage of advertising agency commission								2.00%	2.00%
Equity interest acquired					100.00%
Total consideration					¥ 15,000,000
Applicable tax rate of cultural development fee for advertising services revenues	1.50%						3.00%
Advertising and marketing expenses								¥ 2,863,800,000		1,061,000,000		41,900,000
Reversal of unused rewards upon change of original loyalty program				¥ 11,600,000
Costs related to users rewards granted								2,708,200,000		2,207,800,000		527,800,000
Rewards redeemed in cash amount								2,514,800,000		1,973,500,000		245,000,000
Total estimated breakage amount								36,500,000		59,100,000		113,700,000
Users reward recorded in registered users loyalty payable								134,145,439		256,661,934			19,268,787
Estimated users rewards recorded in accrued liabilities related to users loyalty programs								89,184,947		44,133,812			12,810,616
Interest and penalties associated with uncertain tax positions								0		0		¥ 0
Unrecognized uncertain tax positions								¥ 0		¥ 0
Common stock shares retired or reissued | shares								0	0
Shares repurchased value								¥ 142,228,779
Number of operating segments | Segment								1	1
Number of reportable segments | Segment								1	1
Contingently issuable shares related to minimal exercise price | ¥ / shares										¥ 0.0007		¥ 0.0007
Operating lease right of use asset recognition								¥ 69,241,754					$ 9,945,956
Operating lease liability recognition								64,861,634
ASU 2016-02
Accounting Policies [Line Items]
Operating lease right of use asset recognition																¥ 50,400,000
Operating lease liability recognition																¥ 47,100,000
PRC
Accounting Policies [Line Items]
Government grants received								¥ 9,500,000		¥ 0		¥ 0
American Depositary Shares
Accounting Policies [Line Items]
Stock Repurchase Program Authorized Amount | $															$ 50,000,000
Number of shares repurchased | shares								4,665,700	4,665,700
Common Stock [Member]
Accounting Policies [Line Items]
Number of shares repurchased | shares								1,166,425	1,166,425
Live Streaming And Online Games
Accounting Policies [Line Items]
Rewards consumed by purchasing virtual items								¥ 18,000,000
Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares						$ 0.0001
Restricted shares granted | shares						15,937,500
IPO | American Depositary Shares
Accounting Policies [Line Items]
Share price | $ / shares		$ 7.00
General and Administrative Expenses
Accounting Policies [Line Items]
Stock-based compensation expenses								82,000,000		906,800,000		¥ 200,000
General and Administrative Expenses | IPO
Accounting Policies [Line Items]
Stock-based compensation expenses										864,700,000
Sales and Marketing Expenses
Accounting Policies [Line Items]
Loyalty program cost				¥ 62,359
Accrued rewards reversed amount								¥ 293,500,000		196,300,000
Founders | Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares			$ 0.0001
Restricted shares granted | shares						15,937,500
Minimum
Accounting Policies [Line Items]
Percentage of after tax net income to be allocated to general reserve under PRC law.								10.00%	10.00%
Minimum | PRC
Accounting Policies [Line Items]
Equity interest acquired								50.00%					50.00%
Minimum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						24 months
Minimum | Founders | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			24 months
Minimum | Computer Software
Accounting Policies [Line Items]
Intangible assets, estimated useful lives								3 years	3 years
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives								10 years	10 years
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve								50.00%	50.00%
Maximum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						34 months
Maximum | Founders | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			34 months
Maximum | Computer Software
Accounting Policies [Line Items]
Intangible assets, estimated useful lives								10 years	10 years
Limited Partner
Accounting Policies [Line Items]
Equity method investment								¥ 27,600,000
Time Deposits
Accounting Policies [Line Items]
Interest income								32,400,000		4,900,000
Short-term Investments
Accounting Policies [Line Items]
Short-term investments								314,800,000		¥ 115,400,000
Short-term Investments | Time Deposits
Accounting Policies [Line Items]
Short-term investments								962,000,000
Convertible Loan Agreement
Accounting Policies [Line Items]
Convertible loan								¥ 1,218,900,000
Share Restriction Deeds | Founders | Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares						$ 0.0001
Restricted shares granted | shares						15,937,500
Share Restriction Deeds | Founders | IPO | Restricted shares
Accounting Policies [Line Items]
Vesting of ordinary shares owned by founders | shares		15,937,500								15,937,500	15,937,500
Share Restriction Deeds | Minimum | Founders | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						24 months
Share Restriction Deeds | Maximum | Founders | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						34 months